Basis of Presentation and General information, General Information (Details) - Thalassa [Member]	Jun. 30, 2020
Series B Preferred Shares [Member]
General Information [Abstract]
Percentage of shares held	100.00%
Common Shares [Member]
General Information [Abstract]
Percentage of shares held	1.60%